Summary of Significant Accounting Policie (Details) - Successor [Member]	1 Months Ended
Mar. 31, 2023 shares
Statement [Line Items]
Total	25,457
Stock Options [Member]
Statement [Line Items]
Total	1,377,000
Warrant [Member]
Statement [Line Items]
Total	24,080